JPMorgan Managed Income Fund
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 69.3%
Aerospace & Defense — 1.5%
BAE Systems plc (United Kingdom) 5.00%, 3/26/2027 (a)	3,377	3,399
Howmet Aerospace, Inc. 3.75%, 3/3/2028	4,831	4,778
L3Harris Technologies, Inc.
3.85%, 12/15/2026	3,074	3,068
5.40%, 1/15/2027	22,383	22,565
RTX Corp.
3.50%, 3/15/2027	32,765	32,609
3.13%, 5/4/2027	5,259	5,210
		71,629
Automobiles — 2.8%
BMW US Capital LLC (Germany)
(SOFRINDX + 0.78%), 4.43%, 3/19/2027 (a) (b)	12,649	12,690
4.15%, 8/11/2027 (a)	11,294	11,278
(SOFR + 0.71%), 4.35%, 8/11/2027 (a) (b)	7,000	7,018
General Motors Co. 4.20%, 10/1/2027	300	299
Hyundai Capital America
5.45%, 6/24/2026 (a)	11,111	11,121
3.00%, 2/10/2027 (a) (c)	603	597
5.30%, 3/19/2027 (a)	180	181
4.85%, 3/25/2027 (a)	20,602	20,697
5.28%, 6/24/2027 (a)	940	948
4.30%, 9/24/2027 (a)	10,521	10,494
Mercedes-Benz Finance North America LLC (Germany)
3.45%, 1/6/2027 (a)	4,759	4,738
4.75%, 8/1/2027 (a)	1,215	1,222
4.13%, 3/10/2028 (a)	17,422	17,322
Volkswagen Group of America Finance LLC (Germany)
4.90%, 8/14/2026 (a)	10,592	10,600
5.70%, 9/12/2026 (a)	19,637	19,715
4.95%, 3/25/2027 (a)	2,675	2,689
4.35%, 6/8/2027 (a)	2,475	2,472
4.45%, 9/11/2027 (a)	4,527	4,521
		138,602
Banks — 26.3%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (b)	10,300	10,288
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	46,723	46,966
(SOFRINDX + 0.75%), 4.40%, 7/7/2028 (a) (b)	2,627	2,637
ANZ New Zealand Int'l Ltd. (New Zealand)
4.00%, 1/22/2029 (a)	3,507	3,470
(SOFR + 0.61%), 4.24%, 1/22/2029 (a) (b)	5,078	5,076
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	30,534	30,298
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (b)	12,800	12,907
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.18%, 3/24/2028 (b)	14,080	14,040

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	36,047	35,913
(SOFR + 1.05%), 2.55%, 2/4/2028 (b)	1,149	1,135
(SOFR + 1.58%), 4.38%, 4/27/2028 (b)	12,860	12,856
(SOFR + 0.87%), 4.48%, 4/23/2030 (b)	11,090	11,041
Bank of Montreal (Canada)
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (b)	24,408	24,417
Series J, (SOFR + 0.53%), 4.10%, 12/15/2027 (b) (c)	33,171	33,132
(SOFR + 0.62%), 4.27%, 1/13/2028 (b)	16,786	16,815
Bank of Nova Scotia (The) (Canada)
5.35%, 12/7/2026	44,371	44,652
(SOFR + 0.76%), 4.04%, 9/15/2028 (b)	23,354	23,243
(SOFR + 0.73%), 4.25%, 2/2/2030 (b)	9,977	9,876
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (b)	39,777	40,000
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	10,202	10,101
BNP Paribas SA (France)
(SOFR + 0.91%), 1.68%, 6/30/2027 (a) (b)	5,762	5,749
3.50%, 11/16/2027 (a)	3,516	3,478
BPCE SA (France)
5.20%, 1/18/2027 (a)	4,670	4,700
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (b)	10,878	11,362
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	15,076	15,168
Canadian Imperial Bank of Commerce (Canada)
5.24%, 6/28/2027	15,175	15,344
(SOFR + 0.93%), 4.51%, 9/11/2027 (b)	23,328	23,334
(SOFR + 0.72%), 4.86%, 1/13/2028 (b)	33,913	34,014
(SOFRINDX + 0.60%), 4.24%, 9/8/2028 (b)	7,878	7,859
Citibank NA
4.93%, 8/6/2026	3,365	3,368
(SOFR + 0.71%), 4.88%, 11/19/2027 (b)	26,235	26,316
Citigroup, Inc.
(SOFR + 0.77%), 1.46%, 6/9/2027 (b)	21,711	21,697
(SOFR + 1.14%), 4.64%, 5/7/2028 (b)	4,646	4,657
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (b)	19,396	19,149
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	5,000	4,967
Credit Agricole SA (France)
4.13%, 1/10/2027 (a)	13,251	13,244
2.02%, 1/11/2027 (a) (c)	1,500	1,481
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.43%, 3/1/2028 (a) (b)	2,566	2,585
Federation des Caisses Desjardins du Quebec (Canada) 4.51%, 5/26/2028 (a)	12,364	12,364
Fifth Third Bancorp (SOFR + 0.69%), 1.71%, 11/1/2027 (b)	25,632	25,341
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	15,896	15,941
(SOFR + 1.10%), 2.25%, 11/22/2027 (b) (c)	7,400	7,323

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.06%), 5.60%, 5/17/2028 (b)	12,312	12,445
(SOFR + 0.99%), 4.40%, 3/10/2030 (b)	7,547	7,481
(SOFR + 0.94%), 4.71%, 5/12/2030 (b)	7,142	7,127
HSBC USA, Inc.
(SOFR + 0.96%), 4.61%, 3/4/2027 (b)	5,813	5,840
5.29%, 3/4/2027	2,201	2,221
Huntington National Bank (The)
(SOFR + 0.72%), 4.87%, 4/12/2028 (b)	22,442	22,515
(SOFRINDX + 1.65%), 4.55%, 5/17/2028 (b)	773	774
ING Groep NV (Netherlands)
3.95%, 3/29/2027	7,413	7,401
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	19,510	19,592
Intesa Sanpaolo SpA (Italy) 3.88%, 7/14/2027 (a)	355	353
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (b)	50,934	51,083
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	8,536	8,589
(3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (b)	10,500	10,369
Manufacturers & Traders Trust Co. (SOFR + 0.94%), 4.55%, 4/18/2030 (b)	13,492	13,435
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	20,565	20,485
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (b)	8,652	8,542
Mizuho Financial Group, Inc. (Japan)
2.84%, 9/13/2026	3,375	3,363
3.66%, 2/28/2027	5,729	5,709
Morgan Stanley Bank NA
(SOFR + 0.68%), 4.45%, 10/15/2027 (b)	6,587	6,591
(SOFR + 1.08%), 4.95%, 1/14/2028 (b)	1,500	1,506
Morgan Stanley Private Bank NA (SOFR + 0.76%), 4.21%, 2/8/2030 (b)	7,788	7,702
National Bank of Canada (Canada)
(SOFR + 1.04%), 5.60%, 7/2/2027 (b)	9,774	9,784
(SOFR + 0.80%), 4.95%, 2/1/2028 (b)	3,186	3,198
(SOFR + 0.64%), 4.37%, 4/30/2028 (b)	9,910	9,902
(SOFRINDX + 0.76%), 4.17%, 1/20/2029 (b)	8,958	8,919
(SOFR + 0.77%), 4.41%, 1/20/2029 (b)	5,643	5,645
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.58%, 3/1/2028 (b)	11,400	11,495
NatWest Markets plc (United Kingdom)
1.60%, 9/29/2026 (a)	792	786
5.42%, 5/17/2027 (a) (c)	15,200	15,390
4.17%, 11/6/2028 (a)	10,622	10,542
4.65%, 3/27/2029 (a)	14,152	14,179
PNC Financial Services Group, Inc. (The) (SOFR + 1.34%), 5.30%, 1/21/2028 (b)	6,374	6,411
Royal Bank of Canada (Canada)
(SOFR + 0.79%), 5.07%, 7/23/2027 (b)	23,818	23,845
(SOFRINDX + 0.72%), 4.51%, 10/18/2027 (b)	5,957	5,961
(SOFR + 0.84%), 4.40%, 4/17/2030 (b)	10,829	10,769
Santander Holdings USA, Inc. 3.24%, 10/5/2026	2,769	2,760

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Societe Generale SA (France)
(SOFR + 1.10%), 4.73%, 2/19/2027 (a) (b)	678	680
5.25%, 2/19/2027 (a)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	17,493	17,484
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (b)	2,500	2,514
Standard Chartered Bank (United Kingdom)
(SOFR + 0.65%), 4.29%, 10/8/2026 (b)	800	801
4.85%, 12/3/2027	8,583	8,648
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	7,300	7,310
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.75%, 2/8/2028 (a) (b)	24,688	24,980
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (b)	5,964	6,232
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 4.30%, 1/13/2030 (a) (b)	9,790	9,669
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.40%, 9/17/2026	9,266	9,198
2.17%, 1/14/2027	3,758	3,714
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.20%, 3/7/2027 (a)	2,235	2,253
4.45%, 9/10/2027 (a)	12,666	12,699
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.63%), 1.42%, 6/11/2027 (a) (b) (c)	1,730	1,729
Toronto-Dominion Bank (The) (Canada)
1.20%, 6/3/2026	860	860
4.57%, 12/17/2026	15,473	15,514
Series FXD, 1.95%, 1/12/2027	432	426
2.80%, 3/10/2027	18,200	18,017
4.11%, 10/13/2028	8,744	8,679
Truist Bank Series I, (SOFR + 0.66%), 4.14%, 1/27/2029 (b)	5,649	5,617
Truist Financial Corp. (SOFR + 2.05%), 6.05%, 6/8/2027 (b)	16,138	16,144
US Bancorp (SOFR + 0.73%), 2.22%, 1/27/2028 (b)	5,627	5,548
US Bank NA
(SOFR + 0.69%), 4.51%, 10/22/2027 (b)	45,497	45,528
(SOFR + 0.91%), 4.73%, 5/15/2028 (b)	14,266	14,313
Wells Fargo & Co.
Series W, (SOFR + 0.78%), 4.90%, 1/24/2028 (b)	5,931	5,951
(SOFR + 0.74%), 4.18%, 1/23/2030 (b)	10,341	10,235
Westpac New Zealand Ltd. (New Zealand) 4.13%, 1/29/2029 (a)	4,481	4,444
		1,290,401
Beverages — 0.9%
Coca-Cola Europacific Partners plc (United Kingdom) 1.50%, 1/15/2027 (a)	7,612	7,484
Constellation Brands, Inc. 4.35%, 5/9/2027	24,774	24,805
Molson Coors Beverage Co. 3.00%, 7/15/2026	13,776	13,755
		46,044
Biotechnology — 0.3%
AbbVie, Inc. 3.78%, 3/3/2028	13,953	13,838

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — 0.3%
Amrize Finance US LLC 4.60%, 4/7/2027	16,785	16,834
Capital Markets — 4.3%
Charles Schwab Corp. (The) 2.45%, 3/3/2027	19,526	19,288
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	7,406	7,428
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	6,177	6,116
Goldman Sachs Bank USA (SOFR + 0.72%), 4.66%, 6/3/2029 (b)	9,234	9,246
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.54%, 9/10/2027 (b)	22,800	22,626
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	13,235	13,113
(SOFR + 0.71%), 4.15%, 1/21/2029 (b)	10,762	10,687
(SOFR + 0.71%), 4.35%, 1/21/2029 (b)	6,741	6,741
Macquarie Bank Ltd. (Australia)
5.27%, 7/2/2027 (a)	15,460	15,621
3.92%, 2/3/2028 (a)	7,096	7,049
(SOFR + 0.48%), 4.12%, 2/3/2028 (a) (b)	6,571	6,572
Macquarie Group Ltd. (Australia) (SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	181	179
Mizuho Markets Cayman LP (Japan) (SOFR + 0.52%), 4.17%, 10/9/2026 (a) (b)	16,932	16,942
Morgan Stanley
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	25,184	25,085
(SOFR + 0.80%), 4.24%, 1/9/2030 (b)	14,580	14,420
(SOFRINDX + 0.96%), 4.56%, 4/10/2030 (b)	7,626	7,596
State Street Corp. (SOFR + 0.95%), 4.54%, 4/24/2028 (b)	8,113	8,131
UBS Group AG (Switzerland) (SOFR + 0.84%), 4.21%, 4/10/2030 (a) (b)	13,393	13,196
		210,036
Chemicals — 0.6%
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a)	740	737
Ecolab, Inc. 4.30%, 6/15/2028	2,985	2,987
Nutrien Ltd. (Canada)
4.00%, 12/15/2026	2,178	2,174
4.50%, 3/12/2027	17,592	17,625
Sherwin-Williams Co. (The) 3.45%, 6/1/2027	5,689	5,646
		29,169
Commercial Services & Supplies — 0.3%
Element Fleet Management Corp. (Canada) 5.64%, 3/13/2027 (a)	12,445	12,548
Consumer Finance — 4.7%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	20,050	19,910
6.10%, 1/15/2027	7,489	7,559
4.88%, 4/1/2028	10,783	10,840
American Express Co.
3.30%, 5/3/2027	3,572	3,547
(SOFR + 1.00%), 5.10%, 2/16/2028 (b)	12,021	12,089
(SOFR + 0.58%), 4.01%, 2/9/2029 (b)	8,757	8,696
(SOFR + 0.59%), 4.23%, 2/9/2029 (b)	14,020	14,035

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
American Honda Finance Corp.
(SOFR + 0.62%), 4.28%, 12/11/2026 (b)	12,944	12,955
(SOFR + 0.75%), 4.39%, 1/15/2027 (b)	25,831	25,874
(SOFR + 0.87%), 4.51%, 7/9/2027 (b)	9,467	9,494
(SOFR + 0.73%), 4.36%, 8/13/2027 (b)	17,875	17,897
Avolon Holdings Funding Ltd. (Ireland)
2.53%, 11/18/2027 (a)	5,884	5,705
4.20%, 4/15/2029 (a)	9,996	9,821
Capital One Financial Corp.
4.10%, 2/9/2027	7,000	6,996
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	2,374	2,348
General Motors Financial Co., Inc.
1.50%, 6/10/2026	1,440	1,439
4.35%, 1/17/2027	4,830	4,827
2.35%, 2/26/2027	1,990	1,961
5.00%, 4/9/2027	4,684	4,709
5.40%, 5/8/2027	8,051	8,132
5.35%, 7/15/2027	3,908	3,948
Toyota Motor Credit Corp.
(SOFR + 0.60%), 4.12%, 7/21/2027 (b)	8,330	8,344
(SOFR + 0.50%), 4.01%, 8/25/2027 (b)	30,841	30,855
		231,981
Consumer Staples Distribution & Retail — 0.2%
Kroger Co. (The) 2.65%, 10/15/2026	8,724	8,679
Diversified REITs — 0.1%
WP Carey, Inc. 4.25%, 10/1/2026	2,767	2,767
Diversified Telecommunication Services — 0.3%
AT&T, Inc. 2.95%, 7/15/2026	5,000	4,992
NBN Co. Ltd. (Australia) 4.00%, 10/1/2027 (a)	9,275	9,225
		14,217
Electric Utilities — 3.0%
Duke Energy Corp. 2.65%, 9/1/2026	12,609	12,561
ENEL Finance International NV (Italy)
1.63%, 7/12/2026 (a) (d)	5,662	5,643
3.63%, 5/25/2027 (a)	5,154	5,122
4.63%, 6/15/2027 (a)	24,491	24,576
Georgia Power Co. (SOFRINDX + 0.42%), 4.04%, 11/22/2027 (b)	20,379	20,426
ITC Holdings Corp. 4.95%, 9/22/2027 (a)	532	535
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027	17,277	17,036
3.55%, 5/1/2027	4,361	4,335
4.69%, 9/1/2027	16,541	16,613
Oncor Electric Delivery Co. LLC 4.50%, 3/20/2027	5,609	5,625
Southern Co. (The) 3.25%, 7/1/2026	10,268	10,261
Virginia Electric and Power Co. Series A, 3.50%, 3/15/2027	5,941	5,911

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	3,572	3,595
Wisconsin Electric Power Co. 3.95%, 3/1/2029	3,245	3,208
Xcel Energy, Inc. 3.35%, 12/1/2026	9,900	9,861
		145,308
Energy Equipment & Services — 0.5%
Baker Hughes Holdings LLC 4.05%, 3/11/2029	17,569	17,408
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (a)	7,640	7,697
		25,105
Financial Services — 0.5%
Citigroup Global Markets Holdings, Inc. (SOFR + 0.50%), 4.15%, 1/4/2027 (b) (c)	5,641	5,642
Nationwide Building Society (United Kingdom)
4.85%, 7/27/2027 (a)	10,257	10,318
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	769	775
NTT Finance Corp. (Japan) 4.57%, 7/16/2027 (a)	9,121	9,139
		25,874
Food Products — 1.6%
Bunge Ltd. Finance Corp.
3.25%, 8/15/2026	26,374	26,320
4.90%, 4/21/2027	7,495	7,538
Danone SA (France) 2.95%, 11/2/2026 (a)	41,467	41,254
Ingredion, Inc. 3.20%, 10/1/2026	831	829
Tyson Foods, Inc. 3.55%, 6/2/2027	3,848	3,822
		79,763
Ground Transportation — 0.8%
ERAC USA Finance LLC 3.30%, 12/1/2026 (a)	19,276	19,187
Penske Truck Leasing Co. LP
3.40%, 11/15/2026 (a)	10,054	10,016
5.35%, 1/12/2027 (a)	1,108	1,113
4.20%, 4/1/2027 (a)	4,608	4,600
4.40%, 7/1/2027 (a)	4,689	4,680
Ryder System, Inc. 5.30%, 3/15/2027	171	172
		39,768
Health Care Equipment & Supplies — 0.4%
Becton Dickinson & Co. 6.70%, 12/1/2026	469	473
Zimmer Biomet Holdings, Inc. 4.70%, 2/19/2027	16,449	16,504
		16,977
Health Care Providers & Services — 0.8%
Cardinal Health, Inc. 4.70%, 11/15/2026	7,238	7,257
Cigna Group (The) 3.40%, 3/1/2027	22,684	22,524
Laboratory Corp. of America Holdings 1.55%, 6/1/2026	8,672	8,672
		38,453
Health Care REITs — 1.0%
DOC DR LLC 4.30%, 3/15/2027	1,653	1,652

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Healthpeak OP LLC
3.25%, 7/15/2026	24,858	24,824
1.35%, 2/1/2027	11,936	11,705
Ventas Realty LP 3.25%, 10/15/2026	8,914	8,879
		47,060
Hotels, Restaurants & Leisure — 0.2%
Marriott International, Inc.
5.45%, 9/15/2026	1,864	1,867
4.20%, 7/15/2027	9,095	9,087
		10,954
Household Products — 0.2%
Reckitt Benckiser Treasury Services plc (United Kingdom) 3.00%, 6/26/2027 (a)	11,779	11,625
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC
3.90%, 1/8/2028	7,217	7,160
(SOFR + 0.60%), 4.24%, 1/8/2028 (b)	4,905	4,903
		12,063
Insurance — 6.4%
Athene Global Funding
4.86%, 8/27/2026 (a)	28,425	28,457
1.73%, 10/2/2026 (a) (c)	14,797	14,664
4.95%, 1/7/2027 (a)	21,517	21,575
CNA Financial Corp. 3.45%, 8/15/2027	13,081	12,926
CNO Global Funding 4.38%, 9/8/2028 (a)	9,466	9,379
Corebridge Global Funding
5.35%, 6/24/2026 (a)	5,866	5,870
5.75%, 7/2/2026 (a)	10,243	10,257
4.65%, 8/20/2027 (a)	20,717	20,739
4.25%, 8/21/2028 (a)	3,108	3,085
F&G Global Funding
5.88%, 6/10/2027 (a)	19,991	20,224
4.65%, 9/8/2028 (a)	2,048	2,025
(SOFR + 1.33%), 4.99%, 9/8/2028 (a) (b)	5,457	5,435
Jackson National Life Global Funding
(SOFR + 0.89%), 4.55%, 6/9/2027 (a) (b)	11,963	11,984
5.55%, 7/2/2027 (a)	12,358	12,491
(SOFR + 0.95%), 4.60%, 9/12/2028 (a) (b)	16,765	16,703
Lincoln National Corp. 3.63%, 12/12/2026	359	358
MassMutual Global Funding II
(SOFR + 0.68%), 4.31%, 8/1/2028 (a) (b)	2,186	2,189
(SOFR + 0.66%), 4.29%, 1/22/2029 (a) (b)	6,896	6,896
Met Tower Global Funding
4.00%, 10/1/2027 (a) (c)	2,283	2,273
4.00%, 1/14/2029 (a)	24,877	24,564
Metropolitan Life Global Funding I (SOFR + 0.70%), 4.33%, 8/25/2028 (a) (b)	7,267	7,268

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
New York Life Global Funding
(SOFR + 0.66%), 4.30%, 7/25/2028 (a) (b)	11,573	11,583
(SOFR + 0.57%), 4.21%, 2/2/2029 (a) (b)	9,587	9,573
Pacific Life Global Funding II (SOFR + 0.75%), 4.39%, 7/10/2028 (a) (b)	24,390	24,445
Principal Life Global Funding II
4.60%, 8/19/2027 (a)	4,292	4,303
(SOFR + 0.81%), 4.44%, 8/18/2028 (a) (b)	6,063	6,068
Western-Southern Global Funding
4.38%, 6/2/2027 (a)	8,074	8,068
4.25%, 1/29/2029 (a)	9,909	9,798
		313,200
IT Services — 0.2%
CGI, Inc. (Canada) 1.45%, 9/14/2026	11,292	11,196
Machinery — 0.8%
CNH Industrial Capital LLC 1.45%, 7/15/2026	2,497	2,489
Daimler Truck Finance North America LLC (Germany)
5.00%, 1/15/2027 (a)	10,376	10,424
5.13%, 9/25/2027 (a)	365	368
4.95%, 1/13/2028 (a)	15,014	15,128
Xylem, Inc. 3.25%, 11/1/2026	9,430	9,393
		37,802
Metals & Mining — 0.4%
Anglo American Capital plc (South Africa) 4.75%, 4/10/2027 (a)	11,009	11,046
Glencore Funding LLC (Australia)
(SOFRINDX + 0.75%), 4.39%, 10/1/2026 (a) (b)	2,331	2,334
4.00%, 3/27/2027 (a)	6,414	6,399
Rio Tinto Finance USA plc (Australia) 4.38%, 3/12/2027	1,783	1,788
		21,567
Multi-Utilities — 0.8%
Ameren Corp. 1.95%, 3/15/2027	13,400	13,167
Dominion Energy, Inc. Series D, 2.85%, 8/15/2026	16,926	16,879
DTE Energy Co.
2.85%, 10/1/2026	5,920	5,894
4.95%, 7/1/2027	163	164
Southern Co. Gas Capital Corp. 3.25%, 6/15/2026	1,129	1,129
		37,233
Oil, Gas & Consumable Fuels — 2.0%
Canadian Natural Resources Ltd. (Canada) 3.85%, 6/1/2027	1,971	1,963
Enbridge, Inc. (Canada)
1.60%, 10/4/2026	12,809	12,693
5.90%, 11/15/2026	4,757	4,786
5.25%, 4/5/2027	6,678	6,729
Energy Transfer LP
3.90%, 7/15/2026	14,903	14,896
6.05%, 12/1/2026	883	889

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.40%, 3/15/2027	7,045	7,050
4.20%, 4/15/2027	1,101	1,099
Enterprise Products Operating LLC 4.30%, 6/20/2028	3,097	3,095
Northwest Pipeline LLC 4.00%, 4/1/2027	12,000	11,975
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	21,294	21,329
Spectra Energy Partners LP 3.38%, 10/15/2026	11,908	11,871
Suncor Energy, Inc. (Canada) 7.88%, 6/15/2026	1,427	1,429
		99,804
Pharmaceuticals — 0.4%
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	19,556	19,490
Residential REITs — 0.8%
Essex Portfolio LP 3.63%, 5/1/2027	13,640	13,561
Mid-America Apartments LP
1.10%, 9/15/2026	8,375	8,301
3.60%, 6/1/2027	9,502	9,447
UDR, Inc. 2.95%, 9/1/2026	6,224	6,200
		37,509
Retail REITs — 0.5%
Kimco Realty OP LLC 3.80%, 4/1/2027	3,616	3,604
NNN REIT, Inc.
3.60%, 12/15/2026	5,649	5,627
3.50%, 10/15/2027	2,677	2,644
Scentre Group Trust 1 (Australia) 3.75%, 3/23/2027 (a)	14,066	13,988
		25,863
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom, Inc.
3.46%, 9/15/2026	14,118	14,088
4.80%, 4/15/2028	34,651	34,973
NXP BV (Netherlands)
3.15%, 5/1/2027	5,677	5,610
4.40%, 6/1/2027	1,517	1,518
		56,189
Software — 1.3%
Oracle Corp. 2.65%, 7/15/2026	24,200	24,154
Roper Technologies, Inc. 1.40%, 9/15/2027	10,400	10,007
Synopsys, Inc. 4.55%, 4/1/2027	24,710	24,784
VMware LLC 1.40%, 8/15/2026	4,772	4,745
		63,690
Specialized REITs — 0.5%
American Tower Corp. 3.13%, 1/15/2027	2,000	1,986
Extra Space Storage LP 3.50%, 7/1/2026	20,934	20,924
		22,910
Specialty Retail — 0.3%
AutoZone, Inc. 5.05%, 7/15/2026	16,747	16,763

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.8%
Dell International LLC 4.90%, 10/1/2026	14,837	14,854
Hewlett Packard Enterprise Co.
4.45%, 9/25/2026	18,746	18,765
4.05%, 9/15/2027	6,731	6,703
		40,322
Tobacco — 0.6%
BAT Capital Corp. (United Kingdom) 3.22%, 9/6/2026	10,000	9,975
Philip Morris International, Inc.
4.75%, 2/12/2027	9,717	9,765
3.88%, 10/27/2028	9,507	9,412
		29,152
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC 4.75%, 4/14/2027 (a)	2,642	2,647
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc. 3.75%, 4/15/2027	24,405	24,309
Total Corporate Bonds (Cost $3,398,729)		3,399,341
Asset-Backed Securities — 10.4%
Ally Auto Receivables Trust
Series 2025-1, Class A2, 4.03%, 7/17/2028	14,100	14,100
Series 2026-1, Class A2, 3.91%, 11/15/2028	20,612	20,584
ARI Fleet Lease Trust Series 2026-B, Class A2, 4.34%, 2/15/2035 (a)	5,070	5,068
BMW Vehicle Lease Trust
Series 2025-1, Class A2A, 4.43%, 9/27/2027	4,164	4,170
Series 2025-2, Class A2A, 3.94%, 11/26/2027	25,718	25,710
BofA Auto Trust Series 2026-1A, Class A2A, 4.10%, 11/15/2028 (a)	16,140	16,133
Capital One Prime Auto Receivables Trust Series 2025-1, Class A2A, 3.88%, 1/16/2029	5,074	5,069
Carmax Auto Owner Trust Series 2023-3, Class A3, 5.28%, 5/15/2028	17,794	17,867
CarMax Auto Owner Trust
Series 2026-1, Class A2A, 3.87%, 4/16/2029	17,160	17,123
Series 2026-2, Class A2A, 4.11%, 8/15/2029	7,890	7,889
CCG Receivables Trust Series 2024-1, Class A2, 4.99%, 3/15/2032 (a)	15,439	15,526
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	3,952	3,966
CNH Equipment Trust Series 2022-B, Class A3, 3.89%, 11/15/2027	1,956	1,956
Dell Equipment Finance Trust Series 2025-1, Class A2, 4.68%, 7/22/2027 (a)	3,900	3,908
DLLAD LLC
Series 2024-1A, Class A2, 5.50%, 8/20/2027 (a)	414	414
Series 2025-1A, Class A2, 4.46%, 11/20/2028 (a)	2,063	2,069
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.69%, 7/20/2027 (a)	4,339	4,347
Series 2026-2, Class A2, 4.33%, 2/20/2029 (a)	16,060	16,066
Series 2023-2, Class A2, 5.56%, 4/22/2030 (a)	384	386
Ford Credit Auto Lease Trust Series 2026-A, Class A2A, 3.83%, 8/15/2028	22,893	22,857
Ford Credit Auto Owner Trust
Series 2022-D, Class A3, 5.27%, 5/17/2027	230	230

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-C, Class A2A, 4.32%, 8/15/2027	1,688	1,688
GM Financial Automobile Leasing Trust
Series 2024-3, Class A3, 4.21%, 10/20/2027	2,351	2,352
Series 2026-1, Class A2, 3.77%, 4/20/2028	35,090	34,996
GM Financial Consumer Automobile Receivables Trust
Series 2025-1, Class A2A, 4.44%, 1/18/2028	1,148	1,149
Series 2023-1, Class A3, 4.66%, 2/16/2028	876	877
Series 2026-1, Class A2A, 3.77%, 3/16/2029	7,910	7,892
Series 2024-2, Class A3, 5.10%, 3/16/2029	1,641	1,650
Honda Auto Receivables Owner Trust
Series 2023-3, Class A3, 5.41%, 2/18/2028	3,927	3,946
Series 2024-1, Class A3, 5.21%, 8/15/2028	14,666	14,755
Series 2026-2, Class A2A, 4.11%, 12/15/2028	11,695	11,695
Series 2023-3, Class A4, 5.30%, 12/18/2029	8,848	8,905
HPEFS Equipment Trust Series 2025-1A, Class A2, 4.49%, 9/20/2032 (a)	7,019	7,029
Hyundai Auto Lease Securitization Trust
Series 2024-B, Class A3, 5.41%, 5/17/2027 (a)	2,814	2,819
Series 2025-B, Class A2A, 4.58%, 9/15/2027 (a)	4,072	4,080
Series 2026-B, Class A2A, 4.06%, 9/15/2028 (a)	5,020	5,015
Hyundai Auto Receivables Trust Series 2024-C, Class A2A, 4.53%, 9/15/2027	1,559	1,560
John Deere Owner Trust
Series 2022-C, Class A3, 5.09%, 6/15/2027	238	238
Series 2024-B, Class A3, 5.20%, 3/15/2029	2,596	2,617
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A2A, 4.57%, 4/17/2028	6,194	6,208
Porsche Innovative Lease Owner Trust Series 2025-1A, Class A2A, 4.60%, 12/20/2027 (a)	1,941	1,946
Santander Drive Auto Receivables Trust
Series 2025-4, Class A2, 4.28%, 1/15/2029	14,871	14,875
Series 2026-1, Class A2, 4.04%, 3/15/2029	8,430	8,425
SBNA Auto Lease Trust Series 2024-C, Class A3, 4.56%, 2/22/2028 (a)	2,754	2,757
SCF Equipment Leasing LLC
Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	921	924
Series 2025-2A, Class A2, 4.26%, 12/22/2031 (a)	8,300	8,305
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA, Class A2A, 4.21%, 1/22/2029 (a)	9,570	9,567
Toyota Auto Receivables Owner Trust
Series 2023-D, Class A3, 5.54%, 8/15/2028	6,089	6,138
Series 2024-A, Class A3, 4.83%, 10/16/2028	5,118	5,139
Volkswagen Auto Loan Enhanced Trust
Series 2025-2, Class A2A, 4.00%, 8/21/2028	43,472	43,449
Series 2024-1, Class A3, 4.63%, 7/20/2029	24,000	24,120
Volvo Financial Equipment LLC Series 2026-1A, Class A2, 3.90%, 11/15/2028 (a)	16,370	16,343
Wheels Fleet Lease Funding LLC Series 2024-3A, Class A1, 4.80%, 9/19/2039 (a)	2,660	2,676
World Omni Auto Receivables Trust
Series 2022-D, Class A3, 5.61%, 2/15/2028	409	409
Series 2025-A, Class A2A, 4.49%, 4/17/2028	4,034	4,037
Series 2023-D, Class A3, 5.79%, 2/15/2029	862	870
Series 2024-A, Class A3, 4.86%, 3/15/2029	10,079	10,122

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2026-A, Class A2A, 3.71%, 4/16/2029	19,480	19,437
Series 2024-B, Class A3, 5.27%, 9/17/2029	5,745	5,786
Total Asset-Backed Securities (Cost $510,386)		510,234
U.S. Treasury Obligations — 4.8%
U.S. Treasury Notes
3.38%, 9/15/2027	16,400	16,284
3.38%, 11/30/2027	51,700	51,253
3.38%, 12/31/2027	52,600	52,107
3.38%, 2/29/2028	44,000	43,546
3.75%, 4/30/2028	25,600	25,480
3.50%, 2/15/2029	45,500	44,864
Total U.S. Treasury Obligations (Cost $234,803)		233,534
U.S. Government Agency Securities — 0.5%
FHLMC 4.00%, 3/5/2029 (Cost $24,400)	24,400	24,278
Short-Term Investments — 14.5%
Certificates of Deposits — 3.1%
Credit Industriel et Commercial (France) , 4.20%, 5/19/2027	43,898	43,921
HSBC Bank USA NA (SOFR + 0.37%), 3.98%, 1/4/2027 (b)	5,407	5,409
KEB Hana Bank (South Korea)
3.90%, 7/28/2026	4,394	4,393
3.94%, 9/4/2026	5,869	5,868
Lloyds Bank plc (United Kingdom) , 3.95%, 10/26/2026	5,307	5,306
Oversea-Chinese Banking Corp. Ltd. (Singapore) , 4.12%, 5/18/2027	23,842	23,842
Royal Bank of Canada (Canada) , 3.95%, 11/17/2026	22,379	22,377
Svenska Handelsbanken AB (Sweden) , 3.94%, 11/17/2026	39,931	39,918
Westpac Banking Corp. (Australia) , 4.00%, 3/12/2027	2,982	2,979
Total Certificates of Deposit (Cost $154,010)		154,013
Commercial Paper — 9.1%
ANZ New Zealand International Ltd. (New Zealand) 4.03%, 4/19/2027 (a) (e)	35,053	33,824
Australia & New Zealand Banking Group Ltd. (Australia) 3.75%, 2/3/2027 (a) (e)	13,319	12,960
Banco Bilbao Vizcaya Argentaria (Spain) 4.24%, 5/21/2027 (e)	42,750	41,007
Banco Santander SA (Spain) 4.05%, 4/19/2027 (a) (e)	16,200	15,616
Bank of Nova Scotia (The) (Canada) 4.06%, 5/14/2027 (a) (e)	7,448	7,161
Credit Industriel et Commercial (France) 4.20%, 5/20/2027 (a) (e)	22,656	21,765
Danske Bank A/S (Denmark)
4.25%, 3/25/2027 (a) (e)	10,073	9,742
4.16%, 5/17/2027 (a) (e)	24,813	23,844
Federation des Caisses Desjardins du Quebec (Canada) 3.81%, 1/19/2027 (a) (e)	25,003	24,368
First Abu Dhabi Bank PJSC (United Arab Emirates)
3.93%, 11/10/2026 (a) (e)	30,423	29,885
3.84%, 1/29/2027 (a) (e)	22,301	21,710
HSBC USA, Inc. 4.03%, 2/3/2027 (a) (e)	6,000	5,833

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
Jackson National Life Short Term Funding LLC 3.90%, 2/3/2027 (a) (e)	11,287	10,980
LSEG US Fin Corp. (United Kingdom) 4.01%, 3/5/2027 (e)	17,275	16,720
Macquarie Bank Ltd. (Australia) 3.94%, 11/19/2026 (a) (e)	18,911	18,547
Macquarie Group Ltd. (Australia)
4.06%, 12/15/2026 (e)	4,800	4,690
4.11%, 3/8/2027 (e)	2,732	2,643
National Bank of Canada (Canada)
4.15%, 4/6/2027 (a) (e)	20,483	19,784
4.18%, 5/21/2027 (a) (e)	6,277	6,030
National Westminster Bank Plc (United Kingdom)
4.19%, 5/25/2027 (a) (e)	4,681	4,495
4.19%, 5/27/2027 (a) (e)	10,160	9,754
Royal Bank of Canada (Canada) 4.20%, 3/24/2027 (a) (e)	22,274	21,551
RWE AG (Germany) 4.60%, 4/20/2027 (a) (e)	24,586	23,644
Skandinaviska Enskilda Banken AB (Sweden) 4.10%, 4/13/2027 (a) (e)	10,526	10,164
Sumitomo Mitsui Banking Corp. (Japan) (SOFR + 0.40%), 4.01%, 12/4/2026 (a) (b)	7,352	7,357
Svenska Handelsbanken AB (Sweden) 4.08%, 4/13/2027 (a) (e)	16,700	16,117
Swedbank AB (Sweden) 4.00%, 5/5/2027 (a) (e)	15,000	14,443
Toronto-Dominion Bank (The) (Canada) 4.07%, 4/22/2027 (a) (e)	10,432	10,060
Total Commercial Paper (Cost $444,966)		444,694
	SHARES (000)
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.64% (f) (g) (Cost $42,959)	42,961	42,970
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.63% (f) (g) (Cost $8,561)	8,561	8,561
	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 1.2%
Wells Fargo Securities LLC, 4.08%, dated 5/29/2026, due 9/8/2026, repurchase price $60,694, collateralized by Collateralized Mortgage Obligations, 5.67%, due 06/25/2056, with the value of $65,681. (Cost $60,000)	60,000	60,000
Total Short-Term Investments (Cost $710,496)		710,238
Total Investments — 99.5% (Cost $4,878,814)		4,877,625
Other Assets in Excess of Liabilities — 0.5%		25,908
NET ASSETS — 100.0%		4,903,533

Percentages indicated are based on net assets.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(c)	The security or a portion of this security is on loan at May 31, 2026. The total value of securities on loan at May 31, 2026 is $7,596.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(e)	The rate shown is the effective yield as of May 31, 2026.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2026.
Futures contracts outstanding as of May 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
3 Month SOFR	606	06/16/2026	USD	145,997	44

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$510,234	$—	$510,234
Corporate Bonds	—	3,399,341	—	3,399,341
U.S. Government Agency Securities	—	24,278	—	24,278
U.S. Treasury Obligations	—	233,534	—	233,534
Short-Term Investments
Certificates of Deposits	—	154,013	—	154,013
Commercial Paper	—	444,694	—	444,694
Investment Companies	42,970	—	—	42,970
Investment of Cash Collateral from Securities Loaned	8,561	—	—	8,561
Repurchase Agreements	—	60,000	—	60,000
Total Short-Term Investments	51,531	658,707	—	710,238
Total Investments in Securities	$51,531	$4,826,094	$—	$4,877,625
Appreciation in Other Financial Instruments
Futures Contracts	$44	$—	$—	$44
B. Investment Transactions with Affiliates— The Fund invested in Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.64% (a) (b)	$45,068	$2,158,584	$2,160,646	$(37)	$1	$42,970	42,961	$2,020	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.63% (a) (b)	16,384	34,044	41,867	—	—	8,561	8,561	102	—
Total	$61,452	$2,192,628	$2,202,513	$(37)	$1	$51,531		$2,122	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.